Income taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current tax expense	$ 229,134	$ 114,087
Deferred tax expense (recovery)	(207,066)	20,671
Income tax expense	$ 22,068	$ 134,758